Derivative Liabilities: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		0.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		1.07%
Assumptions
Fair Value Assumptions, Expected Volatility Rate	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.34%	0.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	0.41%	0.72%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	101.00%	98.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	102.00%	100.00%
Remaining Term1	1	1.72
Remaining Term 2	1.5	2
Stock Price	2.15	2
Stock Price2	2.48